FINANCIAL AND OTHER INCOME, NET	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
FINANCIAL AND OTHER INCOME, NET
NOTE 13:-     FINANCIAL AND OTHER INCOME, NET

	Year ended December 31,
	2016	2015	2014

Interest income	$728	$815	$346
Bank fees and other finance expenses	(23)	(60)	(16)
Change in fair value of research and development funding arrangement	-	-	269
Loss in respect to Termination and Equity Conversion Agreement	-	-	(792)
Gain from sales of marketable securities	383	436	2,345
Foreign currency translation adjustments	9	(46)	(394)

Financial and other income, net	$1,097	$1,145	$1,758